Annual Fund Operating Expenses - Optimize Strategy Index ETF - Optimize Strategy Index ETF Class	Jul. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

[1]	Restated to reflect a reduction from 0.50% to 0.25% effective July 1, 2025.